UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID cap stock FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Mid Cap Stock Fund

For the six-month period ended June 30, 2020

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund

Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$836.30	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.22
Class C
Actual	$1,000.00	$833.00	$8.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.91	$9.02
Class F
Actual	$1,000.00	$836.60	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.47
Class F3
Actual	$1,000.00	$837.70	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.42
Class I
Actual	$1,000.00	$837.30	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class P
Actual	$1,000.00	$835.20	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.22
Class R2
Actual	$1,000.00	$834.90	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.02
Class R3
Actual	$1,000.00	$835.10	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.52
Class R4
Actual	$1,000.00	$836.10	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.22
Class R5
Actual	$1,000.00	$837.20	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.97
Class R6
Actual	$1,000.00	$837.60	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.42

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.04% for Class A, 1.80% for Class C, 0.89% for Class F, 0.68% for Class F3, 0.78% for Class I, 1.24% for Class P, 1.40% for Class R2, 1.30% for Class R3, 1.04% for Class R4, 0.79% for Class R5 and 0.68% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Communication Services	3.26%
Consumer Discretionary	8.74%
Consumer Staples	4.57%
Energy	4.33%
Financials	17.03%
Health Care	8.16%
Industrials	16.68%
Information Technology	10.43%
Materials	6.90%
Real Estate	10.37%
Utilities	9.01%
Repurchase Agreement	0.42%
Money Market Funds(a)	0.10%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

June 30, 2020

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.60%

Aerospace & Defense 1.29%
Hexcel Corp.		329,776	$14,912

Auto Components 1.62%
Lear Corp.		172,400	18,795

Banks 5.26%
CIT Group, Inc.		429,184	8,897
Citizens Financial Group, Inc.		566,100	14,288
East West Bancorp, Inc.		472,100	17,109
Sterling Bancorp		748,736	8,775
SVB Financial Group*		54,899	11,833
Total			60,902

Beverages 1.29%
Carlsberg A/S Class B(a)	DKK	113,040	14,990

Building Products 3.30%
A.O. Smith Corp.		403,054	18,992
Masco Corp.		382,443	19,202
Total			38,194

Capital Markets 4.24%
Ameriprise Financial, Inc.		130,426	19,569
Apollo Global Management, Inc.		291,019	14,528
Ares Capital Corp.(b)		1,042,254	15,060
Total			49,157

Chemicals 3.11%
Axalta Coating Systems Ltd.*		839,731	18,936
Corteva, Inc.*		639,036	17,120
Total			36,056

Communications Equipment 1.25%
F5 Networks, Inc.*		103,856	14,486

Construction & Engineering 1.56%
EMCOR Group, Inc.		272,483	18,022

Consumer Finance 1.57%
Discover Financial Services		362,600	18,163
Investments	Shares	Fair Value (000)
Containers & Packaging 1.54%
Avery Dennison Corp.	156,700	$17,878

Electric: Utilities 7.52%
Edison International	364,714	19,808
Entergy Corp.	184,383	17,297
Evergy, Inc.	290,930	17,249
FirstEnergy Corp.	457,277	17,733
Pacific Gas And Electric Co.	409,459	409	(c)
Pinnacle West Capital Corp.	198,513	14,549
Total		87,045

Electrical Equipment 4.73%
Acuity Brands, Inc.	177,059	16,952
Hubbell, Inc.	143,103	17,939
Rockwell Automation, Inc.	93,417	19,898
Total		54,789

Electronic Equipment, Instruments & Components 1.30%
Avnet, Inc.	541,676	15,105

Energy Equipment & Services 0.66%
National Oilwell Varco, Inc.	620,700	7,603

Equity Real Estate Investment Trusts 10.39%
Alexandria Real Estate
Equities, Inc.	120,218	19,505
Camden Property Trust	159,408	14,541
Duke Realty Corp.	489,731	17,332
Healthcare Trust of America, Inc. Class A	616,059	16,338
Highwoods Properties, Inc.	435,210	16,246
Host Hotels & Resorts, Inc.	515,500	5,562
UDR, Inc.	453,786	16,963
Weingarten Realty Investors	727,824	13,778
Total		120,265

Food Products 2.31%
General Mills, Inc.	237,014	14,612
J.M. Smucker Co. (The)	115,174	12,186
Total		26,798

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.07%
Alcon, Inc. (Switzerland)*(b)(d)	304,867	$17,475
NuVasive, Inc.*	324,006	18,034
Total		35,509

Health Care Providers & Services 5.10%
AmerisourceBergen Corp.	171,800	17,312
Centene Corp.*	273,890	17,406
Quest Diagnostics, Inc.	162,400	18,507
Universal Health Services, Inc. Class B	63,252	5,876
Total		59,101

Household Products 0.97%
Spectrum Brands Holdings, Inc.	244,200	11,209

Information Technology Services 2.61%
Amdocs Ltd.	194,252	11,826
Euronet Worldwide, Inc.*	192,200	18,417
Total		30,243

Insurance 5.98%
Axis Capital Holdings Ltd.	311,436	12,632
Everest Re Group Ltd.	82,800	17,074
Globe Life, Inc.	150,400	11,164
Hanover Insurance Group, Inc. (The)	126,747	12,843
Hartford Financial Services Group, Inc. (The)	402,592	15,520
Total		69,233

Internet & Direct Marketing Retail 2.04%
eBay, Inc.	449,599	23,581

Leisure Products 1.96%
Brunswick Corp.	354,868	22,715

Machinery 4.31%
Crane Co.	256,000	15,222
Cummins, Inc.	101,505	17,587
Westinghouse Air Brake Technologies Corp.	297,854	17,147
Total		49,956
Investments	Shares		Fair Value (000)
Media 3.26%
Fox Corp. Class A		531,000	$14,242
Interpublic Group of Cos., Inc. (The)		326,243	5,598
Nexstar Media Group, Inc. Class A		95,688	8,008
Omnicom Group, Inc.		181,800	9,926
Total			37,774

Metals & Mining 2.25%
Lundin Mining Corp.(a)	CAD	3,367,543	18,058
Nucor Corp.		193,015	7,993
Total			26,051

Multi-Utilities 1.51%
CMS Energy Corp.		299,106	17,474

Oil, Gas & Consumable Fuels 3.68%
Marathon Petroleum Corp.		311,796	11,655
Noble Energy, Inc.		1,159,977	10,394
ONEOK, Inc.		287,785	9,560
Parsley Energy, Inc. Class A		1,032,047	11,022
Total			42,631

Road & Rail 1.52%
Landstar System, Inc.		156,205	17,543

Semiconductors & Semiconductor Equipment 3.63%
Marvell Technology
Group Ltd.		506,613	17,762
Teradyne, Inc.		287,216	24,272
Total			42,034

Software 1.64%
Synopsys, Inc.*		97,478	19,008

Specialty Retail 1.61%
Ross Stores, Inc.		218,367	18,614

Textiles, Apparel & Luxury Goods 1.52%
Columbia Sportswear Co.		218,800	17,631
Total Common Stocks (cost $1,225,669,221)			1,153,467

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.52%

Repurchase Agreement 0.42%
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $4,471,000 of U.S. Treasury Note at 2.75% 8/31/2023; value: $4,874,158; proceeds: $4,778,511 (cost $4,778,511)	$4,779	$4,779
Investments	Shares	Fair Value (000)
Money Market Funds 0.10%
CitiBank N.A.(e)	117,900	$118
Fidelity Government Portfolio(e)	1,061,100	1,061
Total Money Market Funds (cost $1,179,000)		1,179
Total Short-Term Investments (cost $5,957,511)		5,958
Total Investments in Securities 100.12% (cost $1,231,626,732)		1,159,425
Liabilities in Excess of Securities Lending and Other Assets (0.12)%		(1,374)
Net Assets 100.00%		$1,158,051

CAD	Canadian dollar.
DKK	Danish krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security was on loan to brokers at June 30, 2020.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Beverages	$–	$14,990	$–	$14,990
Electric: Utilities	72,087	–	409	72,496
Remaining Industries	1,065,981	–	–	1,065,981
Short-Term Investments
Repurchase Agreement	–	4,779	–	4,779
Money Market Funds	1,179	–	–	1,179
Total	$1,139,247	$19,769	$409	$1,159,425

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock
Balance as of January 1, 2020	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	409
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of June 30, 2020	$409
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$–

8	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value including $1,073,025 of securities loaned (cost $1,231,626,732)	$1,159,425,129
Receivables:
Investment securities sold	2,745,469
Dividends	910,636
Capital shares sold	156,788
Securities lending income receivable	30
Prepaid expenses and other assets	34,438
Total assets	1,163,272,490
LIABILITIES:
Payables:
Capital shares reacquired	1,591,688
12b-1 distribution plan	833,186
Directors’ fees	620,948
Management fee	563,453
Fund administration	38,847
Payable for collateral due to broker for securities lending	1,179,000
Accrued expenses	394,564
Total liabilities	5,221,686
Commitments and contingent liabilities
NET ASSETS	$1,158,050,804
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,285,118,960
Total distributable earnings (loss)	(127,068,156)
Net Assets	$1,158,050,804

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2020

Net assets by class:
Class A Shares	$745,845,006
Class C Shares	$37,480,626
Class F Shares	$106,469,742
Class F3 Shares	$18,857,996
Class I Shares	$162,592,427
Class P Shares	$29,915,589
Class R2 Shares	$1,558,501
Class R3 Shares	$19,579,146
Class R4 Shares	$15,335,174
Class R5 Shares	$3,108,736
Class R6 Shares	$17,307,861
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	31,198,502
Class C Shares (200 million shares of common stock authorized, $.001 par value)	1,699,727
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	4,490,232
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	791,032
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	6,855,420
Class P Shares (200 million shares of common stock authorized, $.001 par value)	1,294,574
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	66,302
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	827,928
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	643,643
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	131,118
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	726,217
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$23.91
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$25.37
Class C Shares-Net asset value	$22.05
Class F Shares-Net asset value	$23.71
Class F3 Shares-Net asset value	$23.84
Class I Shares-Net asset value	$23.72
Class P Shares-Net asset value	$23.11
Class R2 Shares-Net asset value	$23.51
Class R3 Shares-Net asset value	$23.65
Class R4 Shares-Net asset value	$23.83
Class R5 Shares-Net asset value	$23.71
Class R6 Shares-Net asset value	$23.83

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $88,734)	$15,827,891
Securities lending net income	30
Interest	8,158
Total investment income	15,836,079
Expenses:
Management fee	3,668,095
12b-1 distribution plan-Class A	984,542
12b-1 distribution plan-Class C	211,097
12b-1 distribution plan-Class F	57,873
12b-1 distribution plan-Class P	71,274
12b-1 distribution plan-Class R2	5,699
12b-1 distribution plan-Class R3	51,448
12b-1 distribution plan-Class R4	19,060
Shareholder servicing	719,935
Fund administration	255,655
Reports to shareholders	83,521
Registration	78,567
Professional	29,884
Directors’ fees	18,193
Custody	2,971
Other	69,930
Gross expenses	6,327,744
Expense reductions (See Note 8)	(8,259)
Net expenses	6,319,485
Net investment income	9,516,594
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(37,386,406)
Net realized gain (loss) on foreign currency related transactions	3,174
Net change in unrealized appreciation/depreciation on investments	(229,179,626)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,259
Net realized and unrealized gain (loss)	(266,561,599)
Net Decrease in Net Assets Resulting From Operations	$(257,045,005)

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2020	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2019
Operations:
Net investment income	$9,516,594	$20,494,315
Net realized gain (loss) on investments and foreign currency related transactions	(37,383,232)	63,418,080
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(229,178,367)	229,777,226
Net increase (decrease) in net assets resulting from operations	(257,045,005)	313,689,621
Distributions to shareholders:
Class A	–	(30,486,342)
Class C	–	(1,477,383)
Class F	–	(4,846,408)
Class F3	–	(803,694)
Class I	–	(13,985,736)
Class P	–	(1,198,874)
Class R2	–	(59,699)
Class R3	–	(750,772)
Class R4	–	(565,397)
Class R5	–	(132,960)
Class R6	–	(826,820)
Total distributions to shareholders	–	(55,134,085)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	40,715,704	86,792,867
Net proceeds from reorganizations (See Note 15)	–	646,764,945
Reinvestment of distributions	6	50,479,551
Cost of shares reacquired	(350,538,025)	(689,172,319)
Net increase (decrease) in net assets resulting from capital share transactions	(309,822,315)	94,865,044
Net increase (decrease) in net assets	(566,867,320)	353,420,580
NET ASSETS:
Beginning of period	$1,724,918,124	$1,371,497,544
End of period	$1,158,050,804	$1,724,918,124

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2020(c)	$28.59	$0.14		$(4.82)	$(4.68)	$–	$–	$–
12/31/2019	24.01	0.30		5.19	5.49	(0.25)	(0.66)	(0.91)
12/31/2018	29.90	0.25		(4.56)	(4.31)	(0.26)	(1.32)	(1.58)
12/31/2017	28.69	0.23		1.78	2.01	(0.27)	(0.53)	(0.80)
12/31/2016	24.75	0.18		3.93	4.11	(0.17)	–	(0.17)
12/31/2015	25.87	0.19		(1.11)	(0.92)	(0.20)	–	(0.20)

Class C
6/30/2020(c)	26.47	0.06		(4.48)	(4.42)	–	–	–
12/31/2019	22.29	0.09		4.81	4.90	(0.06)	(0.66)	(0.72)
12/31/2018	27.80	(0.03)		(4.16)	(4.19)	– (f)	(1.32)	(1.32)
12/31/2017	26.69	–	(f)	1.66	1.66	(0.02)	(0.53)	(0.55)
12/31/2016	23.07	(0.01)		3.63	3.62	– (f)	–	–
12/31/2015	24.11	–	(f)	(1.03)	(1.03)	(0.01)	–	(0.01)

Class F
6/30/2020(c)	28.34	0.15		(4.78)	(4.63)	–	–	–
12/31/2019	23.80	0.34		5.16	5.50	(0.30)	(0.66)	(0.96)
12/31/2018	29.65	0.29		(4.52)	(4.23)	(0.30)	(1.32)	(1.62)
12/31/2017	28.45	0.27		1.77	2.04	(0.31)	(0.53)	(0.84)
12/31/2016	24.55	0.22		3.90	4.12	(0.22)	–	(0.22)
12/31/2015	25.67	0.23		(1.11)	(0.88)	(0.24)	–	(0.24)

Class F3
6/30/2020(c)	28.46	0.17		(4.79)	(4.62)	–	–	–
12/31/2019	23.88	0.39		5.18	5.57	(0.33)	(0.66)	(0.99)
12/31/2018	29.74	0.35		(4.55)	(4.20)	(0.34)	(1.32)	(1.66)
4/4/2017 to 12/31/2017(g)	29.19	0.30		1.13	1.43	(0.35)	(0.53)	(0.88)

Class I
6/30/2020(c)	28.33	0.15		(4.76)	(4.61)	–	–	–
12/31/2019	23.79	0.37		5.16	5.53	(0.33)	(0.66)	(0.99)
12/31/2018	29.66	0.30		(4.52)	(4.22)	(0.33)	(1.32)	(1.65)
12/31/2017	28.47	0.30		1.77	2.07	(0.35)	(0.53)	(0.88)
12/31/2016	24.57	0.24		3.90	4.14	(0.24)	–	(0.24)
12/31/2015	25.68	0.26		(1.11)	(0.85)	(0.26)	–	(0.26)

Class P
6/30/2020(c)	27.67	0.11		(4.67)	(4.56)	–	–	–
12/31/2019	23.25	0.23		5.04	5.27	(0.19)	(0.66)	(0.85)
12/31/2018	28.99	0.18		(4.41)	(4.23)	(0.19)	(1.32)	(1.51)
12/31/2017	27.83	0.16		1.74	1.90	(0.21)	(0.53)	(0.74)
12/31/2016	24.02	0.12		3.81	3.93	(0.12)	–	(0.12)
12/31/2015	25.10	0.14		(1.07)	(0.93)	(0.15)	–	(0.15)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.91	(16.37	)(d)	1.04	(e)	1.50	(e)	$745,845	32	(d)
28.59	22.91		0.99		1.08		978,197	69
24.01	(14.54)		0.98		0.85		872,864	47
29.90	7.03		0.95		0.77		1,091,071	67
28.69	16.61		1.01		0.69		1,157,503	69
24.75	(3.55)		1.01		0.74		1,138,632	63

22.05	(16.70	)(d)	1.80	(e)	0.73	(e)	37,481	32	(d)
26.47	22.04		1.73		0.36		54,897	69
22.29	(15.20)		1.73		(0.11)		28,694	47
27.80	6.25		1.69		–	(f)	142,724	67
26.69	15.70		1.75		(0.06)		196,441	69
23.07	(4.27)		1.75		(0.01)		199,956	63

23.71	(16.34	)(d)	0.89	(e)	1.65	(e)	106,470	32	(d)
28.34	23.14		0.84		1.25		146,125	69
23.80	(14.38)		0.83		0.99		96,500	47
29.65	7.20		0.80		0.91		123,997	67
28.45	16.77		0.86		0.85		144,220	69
24.55	(3.41)		0.86		0.90		116,935	63

23.84	(16.23	)(d)	0.68	(e)	1.86	(e)	18,858	32	(d)
28.46	23.36		0.66		1.42		23,828	69
23.88	(14.25)		0.64		1.19		19,137	47
29.74	4.94	(d)	0.63	(e)	1.35	(e)	21,007	67

23.72	(16.27	)(d)	0.78	(e)	1.64	(e)	162,592	32	(d)
28.33	23.26		0.73		1.36		407,723	69
23.79	(14.34)		0.73		1.04		249,326	47
29.66	7.29		0.70		1.01		484,925	67
28.47	16.90		0.76		0.95		687,856	69
24.57	(3.31)		0.76		1.00		604,278	63

23.11	(16.48	)(d)	1.24	(e)	1.29	(e)	29,916	32	(d)
27.67	22.69		1.19		0.88		39,511	69
23.25	(14.71)		1.18		0.63		43,079	47
28.99	6.84		1.15		0.56		63,371	67
27.83	16.35		1.21		0.48		73,204	69
24.02	(3.68)		1.15		0.57		78,293	63

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2020(c)	$28.16	$0.10	$(4.75)	$(4.65)	$–	$–	$–
12/31/2019	23.54	0.18	5.10	5.28	– (f)	(0.66)	(0.66)
12/31/2018	29.40	0.15	(4.48)	(4.33)	(0.21)	(1.32)	(1.53)
12/31/2017	28.29	0.15	1.73	1.88	(0.24)	(0.53)	(0.77)
12/31/2016	24.44	0.09	3.86	3.95	(0.10)	–	(0.10)
12/31/2015	25.49	0.09	(1.08)	(0.99)	(0.06)	–	(0.06)

Class R3
6/30/2020(c)	28.32	0.11	(4.78)	(4.67)	–	–	–
12/31/2019	23.78	0.23	5.15	5.38	(0.18)	(0.66)	(0.84)
12/31/2018	29.58	0.17	(4.47)	(4.30)	(0.18)	(1.32)	(1.50)
12/31/2017	28.39	0.16	1.75	1.91	(0.19)	(0.53)	(0.72)
12/31/2016	24.51	0.11	3.88	3.99	(0.11)	–	(0.11)
12/31/2015	25.61	0.13	(1.10)	(0.97)	(0.13)	–	(0.13)

Class R4
6/30/2020(c)	28.50	0.14	(4.81)	(4.67)	–	–	–
12/31/2019	23.93	0.30	5.19	5.49	(0.26)	(0.66)	(0.92)
12/31/2018	29.79	0.24	(4.54)	(4.30)	(0.24)	(1.32)	(1.56)
12/31/2017	28.59	0.23	1.78	2.01	(0.28)	(0.53)	(0.81)
12/31/2016	24.72	0.37	3.74	4.11	(0.24)	–	(0.24)
6/30/2015 to 12/31/2015(h)	26.44	0.15	(1.64)	(1.49)	(0.23)	–	(0.23)

Class R5
6/30/2020(c)	28.32	0.16	(4.77)	(4.61)	–	–	–
12/31/2019	23.79	0.38	5.14	5.52	(0.33)	(0.66)	(0.99)
12/31/2018	29.66	0.34	(4.56)	(4.22)	(0.33)	(1.32)	(1.65)
12/31/2017	28.47	0.31	1.76	2.07	(0.35)	(0.53)	(0.88)
12/31/2016	24.57	0.28	3.86	4.14	(0.24)	–	(0.24)
6/30/2015 to 12/31/2015(h)	26.28	0.18	(1.63)	(1.45)	(0.26)	–	(0.26)

Class R6
6/30/2020(c)	28.45	0.17	(4.79)	(4.62)	–	–	–
12/31/2019	23.88	0.39	5.17	5.56	(0.33)	(0.66)	(0.99)
12/31/2018	29.74	0.36	(4.56)	(4.20)	(0.34)	(1.32)	(1.66)
12/31/2017	28.52	0.36	1.74	2.10	(0.35)	(0.53)	(0.88)
12/31/2016	24.58	0.28	3.91	4.19	(0.25)	–	(0.25)
6/30/2015 to 12/31/2015(h)	26.28	0.20	(1.63)	(1.43)	(0.27)	–	(0.27)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.51	(16.51	)(d)	1.40	(e)	1.14	(e)	$1,559	32	(d)
28.16	22.46		1.33		0.70		2,510	69
23.54	(14.84)		1.33		0.51		11,616	47
29.40	6.68		1.29		0.50		8,068	67
28.29	16.20		1.35		0.35		1,097	69
24.44	(3.92)		1.36		0.35		966	63

23.65	(16.49	)(d)	1.30	(e)	1.24	(e)	19,579	32	(d)
28.32	22.65		1.24		0.84		26,024	69
23.78	(14.66)		1.23		0.59		20,815	47
29.58	6.76		1.18		0.53		30,343	67
28.39	16.29		1.25		0.45		37,228	69
24.51	(3.77)		1.24		0.51		30,030	63

23.83	(16.39	)(d)	1.04	(e)	1.50	(e)	15,335	32	(d)
28.50	22.96		0.99		1.09		18,203	69
23.93	(14.54)		0.98		0.83		12,678	47
29.79	7.04		0.95		0.78		21,071	67
28.59	16.61		0.97		1.30		9,430	69
24.72	(5.61	)(d)	1.01	(e)	1.17	(e)	9	63

23.71	(16.28	)(d)	0.79	(e)	1.76	(e)	3,109	32	(d)
28.32	23.22		0.73		1.38		3,951	69
23.79	(14.33)		0.73		1.17		424	47
29.66	7.30		0.70		1.05		100	67
28.47	16.86		0.74		1.05		69	69
24.57	(5.48	)(d)	0.76	(e)	1.42	(e)	9	63

23.83	(16.24	)(d)	0.68	(e)	1.86	(e)	17,308	32	(d)
28.45	23.32		0.66		1.42		23,949	69
23.88	(14.25)		0.64		1.22		16,363	47
29.74	7.40		0.62		1.21		11,878	67
28.52	17.03		0.63		1.06		895	69
24.58	(5.43	)(d)	0.63	(e)	1.56	(e)	26	63

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A Shares under this new policy took place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020. Prior to June 30, 2020, Class C shares converted following the tenth anniversary of the month in which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign

Notes to Financial Statements (unaudited)(continued)

securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, F3, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such

Notes to Financial Statements (unaudited)(continued)

transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in each Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2020, the effective management fee was at an annualized rate of .58% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F	(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–		.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%		.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2020:

Distributor Commissions	Dealers’ Concessions
$17,782	$96,765

Distributor received CDSCs of $258 and $446 for Class A and Class C shares, respectively, for the six months ended June 30, 2020.

Other Related parties

As of June 30, 2020, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 8.33% and 2.68%, respectively.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Ordinary income	$–	$15,903,350
Net long-term capital gains	–	39,230,735
Total distributions paid	$–	$55,134,085

As of December 31, 2019, the Fund had capital loss carryforward of $21,034,819, which will carry forward indefinitely and is subject to merger limitations.

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,236,856,674
Gross unrealized gain	81,016,423
Gross unrealized loss	(158,447,968)
Net unrealized security loss	$(77,431,545)

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$418,574,601	$718,673,051

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2020.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades purchases of $3,632,201 and sales of $23,187,313 which resulted in net realized losses of $142,152.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$4,778,511	$–	$4,778,511
Total	$4,778,511	$–	$4,778,511

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$4,778,511	$–	$–	$(4,778,511)	$–
Total	$4,778,511	$–	$–	$(4,778,511)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$1,073,025	$1,179,000

13	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be

Notes to Financial Statements (unaudited)(continued)

more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited	)	Year Ended December 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	585,676	$13,524,787	936,724	$25,724,869
Converted from Class C*	49,509	1,168,854	158,454	4,363,468
Reinvestment of distributions	–	6	965,757	27,388,263
Shares reacquired	(3,646,305)	(85,348,640)	(6,862,887)	(188,683,867)
Shares issued in reorganization (See Note 15)	–	–	2,653,151	73,439,211
Decrease	(3,011,120)	$(70,654,993)	(2,148,801)	$(57,768,056)
Class C Shares
Shares sold	63,023	$1,319,732	123,873	$3,133,713
Reinvestment of distributions	–	–	52,901	1,389,109
Shares reacquired	(383,394)	(8,466,140)	(642,874)	(16,400,668)
Converted to Class A*	(53,588)	(1,168,854)	(171,390)	(4,363,468)
Shares issued in reorganization (See Note 15)	–	–	1,423,606	36,543,957
Increase (decrease)	(373,959)	$(8,315,262)	786,116	$20,302,643

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended June 30, 2020 (unaudited	)	Year Ended December 31, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	386,723	$9,279,590	663,952	$18,034,100
Reinvestment of distributions	–	–	141,066	3,965,253
Shares reacquired	(1,052,716)	(24,243,329)	(1,951,692)	(53,205,476)
Shares issued in reorganization (See Note 15)	–	–	2,248,677	61,726,178
Increase (decrease)	(665,993)	$(14,963,739)	1,102,003	$30,520,055
Class F3 Shares
Shares sold	85,080	$1,946,615	123,174	$3,360,990
Reinvestment of distributions	–	–	28,470	803,694
Shares reacquired	(131,187)	(3,058,138)	(221,134)	(6,047,901)
Shares issued in reorganization (See Note 15)	–	–	105,423	2,905,469
Increase (decrease)	(46,107)	$(1,111,523)	35,933	$1,022,252
Class I Shares
Shares sold	324,976	$7,221,123	751,057	$20,106,225
Reinvestment of distributions	–	–	496,921	13,963,152
Shares reacquired	(7,860,052)	(212,726,960)	(13,732,966)	(373,518,951)
Shares issued in reorganization (See Note 15)	–	–	16,396,802	450,092,203
Increase (decrease)	(7,535,076)	$(205,505,837)	3,911,814	$110,642,629
Class P Shares
Shares sold	57,124	$1,314,445	78,920	$2,077,072
Reinvestment of distributions	–	–	43,641	1,197,459
Shares reacquired	(190,650)	(4,453,396)	(547,579)	(14,463,081)
Decrease	(133,526)	$(3,138,951)	(425,018)	$(11,188,550)
Class R2 Shares
Shares sold	13,602	$276,611	47,671	$1,269,340
Reinvestment of distributions	–	–	1,240	34,645
Shares reacquired	(36,409)	(831,326)	(495,159)	(13,215,618)
Shares issued in reorganization (See Note 15)	–	–	41,830	1,134,851
Decrease	(22,807)	$(554,715)	(404,418)	$(10,776,782)
Class R3 Shares
Shares sold	61,433	$1,446,064	122,531	$3,357,654
Reinvestment of distributions	–	–	26,728	750,772
Shares reacquired	(152,415)	(3,729,644)	(313,683)	(8,451,604)
Shares issued in reorganization (See Note 15)	–	–	208,132	5,706,973
Increase (decrease)	(90,982)	$(2,283,580)	43,708	$1,363,795
Class R4 Shares
Shares sold	110,982	$2,495,143	136,937	$3,769,522
Reinvestment of distributions	–	–	15,393	435,003
Shares reacquired	(106,118)	(2,648,982)	(195,223)	(5,329,378)
Shares issued in reorganization (See Note 15)	–	–	151,870	4,191,624
Increase (decrease)	4,864	$(153,839)	108,977	$3,066,771

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2020 (unaudited	)	Year Ended December 31, 2019
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	17,773	$440,023	34,279	$938,042
Reinvestment of distributions	–	–	1,820	51,135
Shares reacquired	(26,162)	(644,025)	(66,912)	(1,829,829)
Shares issued in reorganization (See Note 15)	–	–	152,480	4,184,055
Increase (decrease)	(8,389)	$(204,002)	121,667	$3,343,403
Class R6 Shares
Shares sold	62,212	$1,451,571	183,016	$5,021,340
Reinvestment of distributions	–	–	17,756	501,066
Shares reacquired	(177,671)	(4,387,445)	(292,687)	(8,025,946)
Shares issued in reorganization (See Note 15)	–	–	248,291	6,840,424
Increase (decrease)	(115,459)	$(2,935,874)	156,376	$4,336,884
*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020 conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

15.	REORGANIZATIONS

The following table illustrates share conversion ratios and dollar amounts of the reorganization on February 22, 2019 were:

Class	Calibrated Mid Cap Value Fund Shares	Conversion Ratio	Mid Cap Stock Fund Shares	Mid Cap Stock Fund Amount
A	3,790,511	0.699946	2,653,151	73,439,211
C	1,925,263	0.739435	1,423,606	36,543,958
F	3,177,195	0.707756	2,248,677	61,726,178
F3	149,545	0.704960	105,423	2,905,469
I	23,175,414	0.707508	16,396,802	450,092,202
R2	58,294	0.717575	41,830	1,134,851
R3	294,160	0.707546	208,132	5,706,973
R4	217,154	0.699366	151,870	4,191,624
R5	215,468	0.707668	152,480	4,184,055
R6	352,058	0.705256	248,291	6,840,424

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/20)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 25, 2020

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 25, 2020

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 25, 2020